Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Health Care Portfolio
September 30, 2025
VHC-NPRT3-1125
1.807727.121
Common Stocks - 98.1%
	Shares	Value ($)
BELGIUM - 2.6%
Health Care - 2.6%
Pharmaceuticals - 2.6%
UCB SA	95,000	26,210,666
CANADA - 0.8%
Health Care - 0.8%
Biotechnology - 0.8%
Xenon Pharmaceuticals Inc (b)	208,000	8,351,200
CHINA - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
BeOne Medicines Ltd ADR (b)	16,000	5,451,200
DENMARK - 2.2%
Health Care - 2.2%
Biotechnology - 2.2%
Ascendis Pharma A/S ADR (b)	110,000	21,869,100
FRANCE - 0.5%
Health Care - 0.5%
Life Sciences Tools & Services - 0.5%
Sartorius Stedim Biotech	25,000	5,049,883
GERMANY - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
BioNTech SE ADR (b)	67,000	6,607,540
NETHERLANDS - 5.7%
Health Care - 5.7%
Biotechnology - 5.4%
Argenx SE ADR (b)	46,200	34,075,272
Merus NV (b)	128,000	12,051,200
Newamsterdam Pharma Co NV (b)(c)	120,000	3,412,800
uniQure NV (b)	93,000	5,428,410
		54,967,682
Pharmaceuticals - 0.3%
Pharvaris NV (b)	123,996	3,093,700
TOTAL NETHERLANDS		58,061,382
UNITED KINGDOM - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Immunocore Holdings PLC ADR (b)(c)	84,000	3,051,720
UNITED STATES - 84.8%
Health Care - 84.8%
Biotechnology - 28.2%
AbbVie Inc	112,000	25,932,480
Acumen Pharmaceuticals Inc (b)	180,000	307,800
Akero Therapeutics Inc (b)	69,000	3,276,120
Alnylam Pharmaceuticals Inc (b)	85,000	38,760,000
Annexon Inc (b)(c)	200,000	610,000
Apogee Therapeutics Inc (b)	11,577	459,954
Arcellx Inc (b)(c)	67,000	5,500,700
Avidity Biosciences Inc (b)(c)	170,000	7,406,900
Caris Life Sciences Inc (e)	234,236	7,085,639
Cartesian Therapeutics Inc (b)	56,954	582,070
Centessa Pharmaceuticals PLC ADR (b)	128,000	3,104,000
CG oncology Inc (b)(c)	137,100	5,522,388
Cidara Therapeutics Inc (b)(c)	36,000	3,447,360
Cogent Biosciences Inc (b)	560,000	8,041,600
Cytokinetics Inc (b)(c)	150,000	8,244,000
Day One Biopharmaceuticals Inc (b)	100,000	705,000
Disc Medicine Inc (b)	118,000	7,797,440
Exact Sciences Corp (b)	428,000	23,415,880
Gilead Sciences Inc	142,800	15,850,800
Insmed Inc (b)	70,800	10,195,908
Jade Biosciences Inc	60,000	517,800
Janux Therapeutics Inc (b)(c)	180,000	4,399,200
Legend Biotech Corp ADR (b)	610,700	19,914,927
Mineralys Therapeutics Inc (b)	40,000	1,516,800
Nurix Therapeutics Inc (b)	280,000	2,587,200
Nuvalent Inc Class A (b)	118,000	10,204,640
Oruka Therapeutics Inc (b)	159,859	3,074,089
Oruka Therapeutics Inc (b)(d)	17,500	336,525
Perspective Therapeutics Inc (b)	100,000	343,000
Revolution Medicines Inc (b)	118,000	5,510,600
Rezolute Inc/old (b)	475,000	4,465,000
Rhythm Pharmaceuticals Inc (b)	42,000	4,241,580
Scholar Rock Holding Corp (b)	22,800	849,072
Soleno Therapeutics Inc (b)(c)	100,000	6,760,000
Spyre Therapeutics Inc (b)(c)	100,000	1,676,000
Stoke Therapeutics Inc (b)	200,000	4,700,000
Summit Therapeutics Inc (b)(c)	90,000	1,859,400
Ultragenyx Pharmaceutical Inc (b)	80,000	2,406,400
Upstream Bio Inc (b)	208,000	3,912,480
Vaxcyte Inc (b)(c)	180,000	6,483,600
Veracyte Inc (b)	208,000	7,140,640
Viking Therapeutics Inc (b)(c)	90,000	2,365,200
Viridian Therapeutics Inc (b)	417,965	9,019,685
Zenas Biopharma Inc (b)	128,000	2,841,600
		283,371,477
Health Care Equipment & Supplies - 23.8%
Boston Scientific Corp (b)	712,000	69,512,560
Edwards Lifesciences Corp (b)	275,000	21,386,750
Inspire Medical Systems Inc (b)	28,000	2,077,600
Insulet Corp (b)	85,000	26,242,050
Intuitive Surgical Inc (b)	16,400	7,334,572
Kestra Medical Technologies Ltd	128,000	3,041,280
Masimo Corp (b)	248,849	36,717,670
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(d)(f)	2,363	28,663
Outset Medical Inc (b)	210,000	2,965,200
Penumbra Inc (b)	178,700	45,268,284
PROCEPT BioRobotics Corp (b)(c)	112,000	3,997,280
Shoulder Innovations Inc (d)(e)	73,451	921,810
Shoulder Innovations Inc (c)	16,100	202,055
Stryker Corp	56,000	20,701,520
		240,397,294
Health Care Providers & Services - 10.9%
agilon health Inc (b)	662,300	682,169
Astrana Health Inc (b)	90,000	2,551,500
BrightSpring Health Services Inc (b)	618,000	18,268,080
Cigna Group/The	11,800	3,401,350
CVS Health Corp	390,000	29,402,100
LifeStance Health Group Inc (b)	600,000	3,300,000
Molina Healthcare Inc (b)	21,800	4,171,648
Omada Health Inc (e)	93,830	2,074,581
Privia Health Group Inc (b)	450,000	11,205,000
Surgery Partners Inc (b)(c)	300,000	6,492,000
UnitedHealth Group Inc	82,800	28,590,840
		110,139,268
Health Care Technology - 3.9%
Evolent Health Inc Class A (b)	320,000	2,707,200
HeartFlow Inc (e)	101,072	3,402,084
Phreesia Inc (b)	160,000	3,763,200
Veeva Systems Inc Class A (b)	87,000	25,918,170
Waystar Holding Corp (b)	108,000	4,095,360
		39,886,014
Life Sciences Tools & Services - 9.6%
10X Genomics Inc Class A (b)	280,000	3,273,200
Danaher Corp	284,000	56,305,840
IQVIA Holdings Inc (b)	75,000	14,245,500
Repligen Corp (b)	70,000	9,356,900
Thermo Fisher Scientific Inc	28,000	13,580,560
		96,762,000
Pharmaceuticals - 8.4%
Amylyx Pharmaceuticals Inc (b)	151,887	2,064,144
Contineum Therapeutics Inc Class A (b)(c)	80,000	940,000
Crinetics Pharmaceuticals Inc (b)	215,333	8,968,619
Eli Lilly & Co	67,000	51,121,000
Enliven Therapeutics Inc (b)(c)	210,000	4,298,700
Ocular Therapeutix Inc (b)	66,840	781,360
Rapport Therapeutics Inc (b)(c)	50,000	1,485,000
Royalty Pharma PLC Class A	300,000	10,584,000
Structure Therapeutics Inc ADR (b)(c)	100,000	2,800,000
WaVe Life Sciences Ltd (b)	310,000	2,269,200
		85,312,023
TOTAL UNITED STATES		855,868,076
TOTAL COMMON STOCKS (Cost $640,121,171)		990,520,767

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.1%
Financial Services - 0.1%
Saluda Medical Inc 0% (d)(f)(g)	497,000	585,963
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Kardium Inc/Us 10% 12/31/2026 (d)(f)	589,726	695,110
Health Care Technology - 0.0%
Wugen Inc 0% 12/31/2199 (d)(f)(h)	353,945	375,005
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (d)(f)	261,532	334,159
TOTAL HEALTH CARE		1,404,274

TOTAL UNITED STATES		1,990,237
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,847,324)		1,990,237

Convertible Preferred Stocks - 1.4%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(d)(f)	39,228	298,525
ISRAEL - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
InSightec Ltd Series G (b)(d)(f)	1,824,838	1,350,380
UNITED STATES - 1.3%
Financials - 0.1%
Financial Services - 0.1%
Saluda Medical Inc Series E (b)(d)(f)	102,160	408,640
Saluda Medical Inc Series E-1 (d)(f)	61,557	477,067
		885,707
Health Care - 1.2%
Biotechnology - 0.6%
Asimov Inc Series B (b)(d)(f)	13,047	349,399
Cleerly Inc Series C (b)(d)(f)	179,891	2,036,366
Element Biosciences Inc Series C (b)(d)(f)	72,178	549,997
Element Biosciences Inc Series D (b)(d)(f)	73,131	394,907
Element Biosciences Inc Series D1 (b)(d)(f)	73,131	394,907
ElevateBio LLC Series C (b)(d)(f)	31,200	65,208
Endeavor BioMedicines Inc Series C (b)(d)(f)	208,016	1,154,489
		4,945,273
Health Care Equipment & Supplies - 0.3%
Kardium Inc/Us Series D-7 (f)	2,440,148	1,390,884
Kardium Inc/Us Series D-7 (d)(f)	534,070	304,420
Kardium Inc/Us Series D-7 (f)	111,115	64,447
Medical Microinstruments Inc/Italy Series C (b)(d)(f)	47,257	1,594,924
		3,354,675
Health Care Technology - 0.2%
Aledade Inc Series B1 (b)(d)(f)	24,966	908,014
Aledade Inc Series E1 (b)(d)(f)	10,776	391,923
Candid Therapeutics Series B (b)(d)(f)	491,360	486,446
Wugen Inc Series B (b)(d)(f)	57,585	91,560
		1,877,943
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (b)(d)(f)	505,495	363,956
Galvanize Therapeutics Series C-1 (d)(f)	870,897	383,195
		747,151
TOTAL HEALTH CARE		10,925,042

Materials - 0.0%
Chemicals - 0.0%
Manus Bio Inc Series One-6 (d)(f)	132,642	440,371
TOTAL UNITED STATES		12,251,120
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $19,076,033)		13,900,025

Money Market Funds - 4.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.21	7,959,410	7,961,001
Fidelity Securities Lending Cash Central Fund (i)(j)	4.19	40,918,480	40,922,572
TOTAL MONEY MARKET FUNDS (Cost $48,883,573)			48,883,573

TOTAL INVESTMENT IN SECURITIES - 104.5% (Cost $709,928,101)	1,055,294,602
NET OTHER ASSETS (LIABILITIES) - (4.5)%	(45,368,922)
NET ASSETS - 100.0%	1,009,925,680

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,721,929 or 1.6% of net assets.

(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $13,484,114 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)	Level 3 security.
(g)	Security is perpetual in nature with no stated maturity date.
(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $13,439,614.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/7/2021	955,966

Aledade Inc Series E1	5/20/2022	536,800

Asimov Inc Series B	10/29/2021	1,209,205

Candid Therapeutics Series B	8/27/2024	589,632

Cleerly Inc Series C	7/8/2022	2,119,224

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	557,161

Element Biosciences Inc Series C	6/21/2021	1,483,742

Element Biosciences Inc Series D	6/28/2024	573,588

Element Biosciences Inc Series D1	6/28/2024	573,588

ElevateBio LLC Series C	3/9/2021	130,884

Endeavor BioMedicines Inc Series C	4/22/2024	1,357,221

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	334,160

Galvanize Therapeutics Series B	3/29/2022	875,156

Galvanize Therapeutics Series C-1	7/7/2025	383,195

InSightec Ltd Series G	6/17/2024	1,620,091

Kardium Inc/Us 10% 12/31/2026	8/2/2024	662,219

Kardium Inc/Us Series D-7	8/6/2024	259,254

Manus Bio Inc Series One-6	3/30/2021	1,391,325

Medical Microinstruments Inc/Italy Series C	2/16/2024	1,575,251

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

Oruka Therapeutics Inc	9/17/2025	262,500

Saluda Medical Inc 0%	1/3/2025	497,000

Saluda Medical Inc Series E	4/6/2023	824,819

Saluda Medical Inc Series E-1	4/6/2023	496,999

Shoulder Innovations Inc	7/18/2025	1,047,600

Wugen Inc 0% 12/31/2199	6/14/2024	353,945

Wugen Inc Series B	7/9/2021	446,566

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Caris Life Sciences Inc	12/15/2025

HeartFlow Inc	2/4/2026

Omada Health Inc	12/3/2025

Shoulder Innovations Inc	1/27/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,376,143	161,591,928	159,007,216	359,274	146	-	7,961,001	7,959,410	0.0%
Fidelity Securities Lending Cash Central Fund	23,220,676	213,075,650	195,373,754	122,725	-	-	40,922,572	40,918,480	0.1%
Total	28,596,819	374,667,578	354,380,970	481,999	146	-	48,883,573

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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